Financial Assets And Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands			12 Months Ended
	Jul. 30, 2024 € / shares shares	Feb. 09, 2023 € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)	Feb. 21, 2025 shares	Dec. 31, 2024 $ / shares	Aug. 31, 2024 € / shares	Jun. 30, 2023 € / shares
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares		1,007,894
Number of shares issued | shares						26,707,142
Class of warrants or rights fair value per warrant			€ 0.028	€ 0.15
Change in fair value of derivative warrant liabilities | €			€ (1,081)	€ (6,476)	€ (80,748)
Common stock par or stated value per share				€ 3.05				€ 1.24	€ 2.58
Allowance account for credit losses of financial assets | €			1,360	€ 1,536
Additional allowance account for credit losses of trade and other receivables | €			6,113	4,836
Adjustments For Expected Credit Loss For Trade And Other Receivables | €			2,088	1,893	3,873
Uncollectible balances | €			987	581
Gains (losses) on change in fair value of derivatives | €			€ 1,081	6,476	€ 80,748
Warrants Exercisable Until May 8, 2029 [member]
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares	11,135,873
Class of warrants or rights fair value per warrant			€ 0.13
Warrants Exercisable Until July 30, 2028 [member] | Wallbox and Generac Power Systems, Inc. [Member]
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares	1,967,098
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables | €			€ 2,088	€ 1,893
Top of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term			120 days
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate			8.00%	8.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate			5.67%	5.67%
Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term			90 days
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate			2.00%	3.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate			0.00%	0.00%
Class A ordinary shares [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share | $ / shares							$ 3.05
Class A ordinary shares [member] | Top of range [member] | Wallbox and Generac Power Systems, Inc. [Member]
Disclosure of financial assets and liabilities [line items]
Trading days	30 days
Class A ordinary shares [member] | Bottom of range [member] | Wallbox and Generac Power Systems, Inc. [Member]
Disclosure of financial assets and liabilities [line items]
Price Per Share	€ 6
Trading days	20 days
Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share		€ 5.32
Number of shares issued | shares		1,007,894
Public warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share			€ 0.12
Class of warrants or rights exercise price per share | $ / shares							11.5
Public warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares			5,750,000
Private warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share			€ 0.12
Class of warrants or rights exercise price per share | $ / shares							$ 11.5
Private warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares			8,933,333
BBVA warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant			€ 0.21	€ 1.32
Generac warrant [member] | Warrants Exercisable Until July 30, 2028 [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant			€ 0.1